Plant and equipment	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Plant and equipment
6.	Plant and equipment

	Assets under construction $	Plant equipment $	Computer software and equipment $	Storage containers $	Vehicles $	Leasehold improvements $	Total $
Cost
At October 31, 2021	15,638,165	6,275,419	196,273	67,619	179,298	6,219,456	28,576,230
Additions	43,648,651	12,622	162,311	—	62,000	1,278,253	45,163,837
Transfers from Assets under construction	(2,013,803)	1,668,065	309,555	25,733	—	10,450	—

At April 30, 2022	57,273,013	7,956,106	668,139	93,352	241,298	7,508,159	73,740,067

Accumulated depreciation
At October 31, 2021	—	(1,549,700)	(8,645)	(14,172)	(49,314)	(564,936)	(2,186,767)
Depreciation	—	(741,003)	(71,386)	(4,454)	(23,332)	(310,606)	(1,150,781)

At April 30, 2022	—	(2,290,703)	(80,031)	(18,626)	(72,646)	(875,542)	(3,337,548)

Carrying amounts							—
At October 31, 2021	15,638,165	4,725,719	187,628	53,447	129,984	5,654,520	26,389,463
At April 30, 2022	57,273,013	5,665,403	588,108	74,726	168,652	6,632,617	70,402,519

7.	Plant and equipment

	Plant equipment	Storage containers	Vehicles	Leasehold improvements	Total
	$	$	$	$	$
Cost
At October 31, 2019	1,043,231	53,610	90,707	58,848	1,246,396
Additions	3,519,013	13,914	68,243	1,506,493	5,107,663
Disposals	(150,690)	—	—	—	(150,690)
Foreign Exchange on Translation	23,320	95	(1,346)	11,860	33,929

At October 31, 2020	4,434,874	67,619	157,604	1,577,201	6,237,298
Additions	17,674,983		62,017	4,642,255	22,379,255
Disposals	—		(40,323)		(40,323)

At October 31, 2021	22,109,857	67,619	179,298	6,219,456	28,576,230

Accumulated depreciation
At October 31, 2019	(170,691)	(1,397)	(2,187)	(11,329)	(185,604)
Depreciation	(350,173)	(5,977)	(22,408)	(115,958)	(494,516)
Disposals	43,744	—	—	—	43,744
Foreign Exchange on Translation	2,462	(36)	(232)	(536)	1,658

At October 31, 2020	(474,658)	(7,410)	(24,827)	(127,823)	(634,718)
Depreciation	(1,083,687)	(6,762)	(34,545)	(437,113)	(1,562,107)
Disposals	—	—	10,058	—	10,058

At October 31, 2021	(1,558,345)	(14,172)	(49,314)	(564,936)	(2,186,767)

Carrying amounts					—
At October 31, 2019	872,540	52,213	88,520	47,519	1,060,792
At October 31, 2020	3,960,216	60,209	132,777	1,449,378	5,602,580
At October 31, 2021	20,551,512	53,447	129,984	5,654,520	26,389,463

At October 31, 2021, $17.72 million of the plant equipment and leasehold improvements were under construction (October 31, 2020: $1.92 million, October 31, 2019: $nil).